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                                        HARTFORD LIFE



                                        SHARON LOGHMANI
                                        Paralegal


May 5, 1999



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:  Hartford Life and Annuity Insurance Company
     Putnam Capital Manager Trust Separate Account Two
     {PRODUCT NAME] Variable Annuity
     File No. 333-66935

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The form of Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 19, 1999.

If you have any additional questions, please feel free to contact me at
(860) 843-3845.

Sincerely yours,

/s/ Sharon Loghmani

Sharon Loghmani

Enclosure